Lease Arrangements (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Right-of-Use Assets
a.	Right-of-use assets

	December 31
	2020 (Retrospectively Adjusted)	2021
	NT$	NT$	US$ (Note 4)

Carrying amounts

Land	$5,961,974	$6,093,518	$219,666
Buildings and improvements	2,548,838	3,663,682	132,072
Machinery and equipment	181,065	880,443	31,739
Other equipment	49,930	42,619	1,536

	$8,741,807	$10,680,262	$385,013

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Additions to right-of-use assets	$824,268	$702,996	$3,239,770	$116,791

Depreciation charge for right-of-use assets	$215,301	$214,682	$217,674	$7,847
Land	307,708	370,458	509,746	18,376
Buildings and improvements
Machinery and equipment	507,443	335,039	356,052	12,835
Other equipment	25,006	26,701	31,478	1,135

	$1,055,458	$946,880	$1,114,950	$40,193

Summary of Lease Liabilities
b.	Lease liabilities

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Carrying amounts

Current	$774,444	$809,536	$29,183

Non-current	$5,101,386	$6,590,348	$237,576

Summary of Land and Buildings Improvements
The Group’s lease liabilities were mainly from land and buildings and improvements. The range of discount rates for lease liabilities was as follows:

	December 31
	2020	2021

Land (%)	0.54-8.00	0.54-8.00
Buildings and improvements (%)	0.54-8.84	0.45-8.84

Summary of Other Related Lease Information
e.	Other lease information

	December 31
	2020	2021
	NT$	NT$	US$ (Note 4)

Expenses relating to short-term leases	$682,142	$814,235	$29,352

Expenses relating to low-value assets leases	$5,433	$5,080	$183

Expenses relating to variable lease payments not included in the measurement of lease liabilities	$43,112	$61,141	$2,204

Total cash outflow for leases	$1,854,456	$2,909,157	$104,872